Issued Capital - Additional Information (Details)							12 Months Ended
	Dec. 02, 2021 $ / shares shares	Nov. 11, 2021 shares $ / shares	Sep. 02, 2021 shares $ / shares	Nov. 20, 2020 $ / shares shares	Aug. 28, 2020 $ / shares shares	Aug. 26, 2020 AUD ($) $ / shares shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares $ / shares	Jun. 30, 2021 AUD ($) shares	Dec. 02, 2021 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of conversion of option exercised							When exercised, each option is convertible into one ordinary share.	When exercised, each option is convertible into one ordinary share.
Vested and exercisable							31,065,275	31,065,275	20,056,450
Weighted average remaining contractual life of unlisted share options outstanding							4 years 11 months 4 days	4 years 11 months 4 days	3 years 9 months 18 days
Share options issued							1,353,350,744	1,353,350,744
Number of share options exercised in share-based payment arrangement			2,000,000				2,000,000	2,000,000
Shares issued on exercise of options, exercise price | $ / shares			$ 0.0136				$ 0.0136
Share price | $ / shares			$ 0.19
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested and exercisable							142,000,000	142,000,000	166,082,988
Weighted average remaining contractual life of unlisted share options outstanding							1 year 1 month 28 days	1 year 1 month 28 days	2 years 7 months 6 days
Shares issued price per share | $ / shares							$ 0.01	$ 0.01
Share price | $ / shares		$ 0.125
Number of shares exercised		2,000,000					8,000,000	8,000,000
Weighted average exercise price Exercised during the financial year | $ / shares		$ 0.06					$ 0.06
Warrants | Apeiron
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued						150,000,000
Share price | $ / shares						$ 0.06
Share issuance price | $						$ 15,000,000
Warrants expiry date						Aug. 26, 2023
Placement of shares amount | $									$ 15,991,634
Percentage of risk adjusted estimated fee									9.00%
Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | (per share)				$ 0.13				$ 0.14
Monte Carlo Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares							$ 0.24
Dr Jane Ryan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued				500,000
Share options subscribed				500,000
Shares issued price per share | $ / shares				$ 0.1687
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued					15,000,000
Share options subscribed					15,000,000
Exercise price | $ / shares					$ 0.04
Share Options | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued price per share | $ / shares	$ 0.125
Exercise price | $ / shares	$ 0.2014
Share Options | Dr Errol De Souza
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	47,786,607									47,786,607
Share options subscribed	47,786,607									47,786,607
Shares issued price per share | $ / shares										$ 0.2014
Share Options | Dr Errol De Souza | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options issued	13,430,160									13,430,160
Share options subscribed	13,430,160									13,430,160
Shares issued price per share | $ / shares	$ 0.09645